Supplement dated May 28, 2021 to the Prospectuses
dated May 1, 2021 for:

Apex VULSM

MassMutual Capital Vantage®

MassMutual Evolution

MassMutual Transitions SelectSM

MassMutual Transitions SelectSM II

Strategic Group Variable Universal Life® II

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

This supplement amends certain information in the above-referenced prospectuses (“Prospectuses”):

•	Effective April 30, 2021, Delaware Management Company replaced Ivy Investment Management Company as the investment adviser to Ivy VIP Asset Strategy. All references in the Prospectuses to Ivy Investment Management Company as the investment adviser to Ivy VIP Asset Strategy are replaced with Delaware Management Company.

In addition, effective April 30, 2021, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited were added as the investment sub-advisers to Ivy VIP Asset Strategy.

•	Effective July 1, 2021, Ivy VIP Asset Strategy will be renamed Delaware Ivy VIP Asset Strategy. All references in the Prospectuses to Ivy VIP Asset Strategy will be replaced with Delaware Ivy VIP Asset Strategy.

If you have questions about this supplement, or other product questions, you may contact your registered representative, our Customer Service Center:

Executive Group Life –Strategic Group Variable Universal Life® II variable product	1-800-548-0073 8 a.m. - 5 p.m. Eastern Time
MassMutual Capital Vantage® and MassMutual Transitions SelectSM II variable annuities	1-866-645-2362 7 a.m. - 7 p.m. Central Time
All other variable products	1-800-272-2216 8 a.m. - 8 p.m. Eastern Time

or visit us online at www.massmutual.com/contact-us.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

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